NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 5) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 6,618	$ 4,320	$ 3,047
Investments in trading securities		558,945	180,587
Total		593,265	183,634
Level 3 [Member]
Cash		0	0
Investments in trading securities		0	0
Total		0	0
Level 2 [Member]
Cash		0	0
Investments in trading securities		0	0
Total		0	0
Level 1 [Member]
Cash		4,320	3,047
Investments in trading securities		558,945	180,587
Total		$ 593,265	$ 183,634